As filed with the Securities and Exchange Commission on February 14, 2003

Registration No. 333-86231/811-9115

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                         PRE-EFFECTIVE AMENDMENT NO.                                          ☐

                                    POST-EFFECTIVE AMENDMENT NO. 5                                        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

                                                             Amendment No. 1                                                          ☒

(Check appropriate box or boxes)

LEGACY BUILDER VARIABLE LIFE SEPARATE ACCOUNT

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 327-7754

Thomas E. Pierpan

Vice President, Assistant Secretary and Division General Counsel

Transamerica Life Insurance Company

570 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: May 1, 2003

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b)

       on   (date)             , pursuant to paragraph (b)

       60 days after filing pursuant to paragraph (a)(1)

☒   on May 1, 2003, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR EXISTING POLICYOWNERS PRIOR TO

MAY 1, 2003

PROSPECTUS

May 1, 2003

Transamerica Life Insurance Company is offering Legacy Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

•	the Legacy Builder Variable Life Separate Account (the “variable account”), which invests in the portfolios listed on this page; or

•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the Policies and the portfolios:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goals
•	are subject to risks, including loss of the amount invested.

The Policy generally will be a “modified endowment contract” for Federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. Prior to your age 59 1/2, all these distributions generally are subject to a 10% penalty tax.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Legacy Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Legacy Builder Variable Life Separate

Account

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 732-7754

The available portfolios are:

■	AEGON/Transamerica Series Fund, Inc.—Initial Class

Janus Growth

Transamerica Equity

Van Kampen Emerging Growth

■	AIM Variable Insurance Funds—Series I Shares

AIM V.I. Capital Appreciation Fund

AIM V.I. Government Securities Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

■	Dreyfus Stock Index Fund—Initial Class
■	Dreyfus Variable Investment Fund

Dreyfus VIF—Money Market Portfolio

■	Dreyfus Variable Investment Fund—Initial Class

Dreyfus VIF—Small Company Stock Portfolio

■	MFS® Variable Insurance Trust SM

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

■	Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer Strategic Bond Fund/VA

■	Variable Insurance Products Funds

(VIP)—Service Class 2

Fidelity—VIP Balanced Portfolio

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Growth & Income Portfolio

Fidelity—VIP High Income Portfolio

Fidelity—VIP Investment Grade Bond Portfolio

Fidelity—VIP Mid Cap Portfolio

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Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•	The Legacy Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).
•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.
•	Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.
•	Variable Account. You may allocate the money in your Policy to any of the subaccounts of the variable account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Flexible Premiums

•	You can select a premium payment plan but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.
•	If you have no outstanding loans then we guarantee that your Policy will never lapse.
•	Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).
•	Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually.
•	Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary prior to the insured’s age 75 (both adjusted for partial surrenders). At the insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders.
•	We deduct any unpaid loans from the proceeds payable on the insured’s death.
•	The owner may apply for the Accelerated Death Benefit Rider for long-term care under the Policy. The Accelerated Death Benefit Rider is a portion of the Death Benefit under the Policy that may be payable monthly to Insured as reimbursement of actual charges incurred for long-term care.
•	You may also apply for the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. However, this rider may be considered taxable income to you. Please consult your personal tax advisor or attorney.

No Lapse Guarantee

•	If you have no outstanding loans then we guarantee that your Policy will never lapse. If you have an outstanding loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. If that occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit. We do not guarantee a minimum Cash Value. Cash Value can go down – all the way to zero.
•	Your Policy may lapse if you do not have sufficient Cash Surrender Value to pay the monthly deductions when a Policy loan is outstanding.

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•	Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:
→	Cash Value is greater than 200% of the total premiums paid; and
→	Cash Value exceeds $50,000.

Transfers

•	Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts and the fixed account. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the Fixed Account, and the Fixed Account and the Variable Account may be restricted.
•	Transfers from the Fixed Account each Policy year may not exceed the greater of:
→	25% of the amount in the Fixed Account; or
→	$1,000.
•	We may charge $10 for the 13 th and each additional transfer during a Policy year.
•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.
•	Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.
•	You may take a Fixed Account Policy Loan (secured by the Cash Value held in the Loan Reserve of the Fixed Account), or a Variable Interest Policy Loan (secured by the Cash Value in the Fixed Account, the Variable Account or both ) as set forth by the provisions of your Policy.
•	Federal income taxes and a penalty tax may apply to loans you take against the Policy.
•	The “no-lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:
→	you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.
•	During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.
•	A partial surrender automatically causes a pro-rata reduction in the death benefit.
•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.
•	Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount including any accrued interest).
•	Federal income taxes and a penalty tax may apply to partial surrenders and full surrenders.

Policy Risks

Investment Risks

If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. You could lose everything you invest. If you select the fixed account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, if you do not make a sufficient payment before the grace period ends, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

Tax Risks

We anticipate that the Policy should be deemed a life insurance contract under federal tax law. However, there is some uncertainty in this regard. The Policy generally will be treated as a modified endowment contract (“MEC”) under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy

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that was not a MEC). If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loan, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no-lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance an possibly adverse tax consequences. A loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Premium Charge: Premium Expense Charge	Upon payment of each premium	Premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment.	Premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment.
		An additional premium equal to 3% of premium paid is charged if you purchase the Accelerated Death Benefit Rider.	An additional premium equal to 3% of premium paid is charged if you purchase the Accelerated Death Benefit Rider.
Partial Surrender Charge	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain

First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid; Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.

First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid; Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.

Surrender Charge	Upon full surrender of the Policy during the first 6 years after each premium payment	Upon full surrender of the Policy during the first 6 years after each premium payment	Upon full surrender of the Policy during the first 6 years after each premium payment
Transfer Charge	Upon transfer	$10	First 12 transfer in a Policy year are free; $10 for each subsequent transfer

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The table below describes the fees and expenses that you will pay periodically during the time that he or she owns the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge

Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date

$2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

Monthly asset based charge equal to an annual rate of 0.55% of assets in the variable account during the first 10 Policy years.

$2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

Monthly asset based charge equal to an annual rate of 0.55% of assets in the variable account during the first 10 Policy years.

Cost of Insurance[1]	Monthly on the Policy Date and on each Monthly Date

• Minimum Charge[2]		$0.10 per $1,000 of net amount at risk (female, attained age 30, preferred non-tobacco class)	$0.08 per $1,000 of net amount at risk (female, attained age 30, preferred non-tobacco class)

• Maximum Charge[3]		$83.33 per $1,000 of net amount at risk (male, attained age 99, approved Rate II tobacco class)	$83.33 per $1,000 of net amount at risk (male, attained age 99, approved Rate II tobacco class)

• Charge for a (male insured, issue age 70, Approved Preferred non- tobacco class, Policy Year 3)		$3.75 per $1,000 of net amount at risk per month	$2.10 per $1,000 of net amount at risk per month

Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested
Optional Rider Charges[4]
Accelerated Death Benefit Rider	No charge	None	None

Terminal Illness Accelerated Death Benefit Rider	No charge	None	None

[1]	Cost of insurance rates vary based on the insured’s age, gender and risk class. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.
[2]	This minimum charge is based on an insured’s age, gender and risk class.
[3]	Maximum charge does not reflect any additional rating. This maximum charge is based on an insured’s age, gender and risk class.
[4]	Cost of insurance rates for the riders may vary based on the insured’s age, gender or risk class, the Policy year and/or the net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these rider charges by contacting your agent.

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Range of Expenses for the Portfolios1

The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)%	%

Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses) [2]

%	%

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Variable Account

Transamerica established the variable account as a separate investment account under Iowa law on November 20, 1998. Transamerica owns the assets in the variable account and may use assets in the variable account to support other variable life insurance policies we issue. The variable account is registered with the Securities and Exchange Commission (“SEC”) as an unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the Federal securities laws.

The variable account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The variable account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies. If the variable account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Variable Account. The variable account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;
2.	Combine separate accounts, including the variable account;
3.	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;
4.	Make new portfolios available under the variable account or remove existing portfolios;
5.	Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the variable account’s purposes;
6.	Deregister the variable account under the Investment Company Act of 1940 if such registration is no longer required;
7.	Operate the variable account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law; and
8.	Make any changes required by the Investment Company Act of 1940 or any other law.

[1]	The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.
[2]	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

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We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The Fixed Account

The basic fixed account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the fixed account’s assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. You bear the risk that we will credit only 3% interest.

The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the premium.

There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The variable account invests in shares of certain portfolios of the Funds. Each of the Funds is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally have no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the funds’ prospectuses carefully.

Portfolio	Sub-Adviser or Manager and Investment Objective
Janus Growth	Janus Capital Corporation Seeks growth of capital.
Transamerica Equity	Transamerica Investment Management, LLC Seeks to maximize long-term growth.
Van Kampen Emerging Growth	Van Kampen Asset Management Inc. Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.
AIM V.I. Capital Appreciation Fund – Series I Shares	A I M Advisors, Inc. Seeks growth of capital.

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AIM V.I. Core Equity Fund – Series I Shares	A I M Advisors, Inc. Seeks growth of capital with a secondary objective of current income.

AIM V.I. Government Securities Fund – Series I Shares	A I M Advisors, Inc. Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

AIM V.I. Premier Equity Fund – Series I Shares	A I M Advisors, Inc. Seeks to achieve long-term growth of capital. Income is a secondary objective.

Dreyfus Stock Index Fund	The Dreyfus Corporation and Mellon Equity Associates Seeks to match the performance of the S&P 500® .

Dreyfus VIF – Money Market Portfolio	The Dreyfus Corporation Seeks current income, safety of principal and liquidity of investing in high quality money market instruments.

Dreyfus VIF – Small Company Stock Portfolio – Initial Class	The Dreyfus Corporation Seeks investment returns that exceed total return performance of the Russell 2500 TM Stock Index by investing in stocks of small companies.

MFS Emerging Growth Series	Massachusetts Financial Services Company Seeks to provide long-term growth of capital.

MFS Research Series

Massachusetts Financial Services Company

Seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than-average prospects for long-term growth.

MFS Total Return Series	Massachusetts Financial Services Company Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital.

MFS Utilities Series	Massachusetts Financial Services Company Seeks capital growth and current income.

Oppenheimer Capital Appreciate Fund/VA	Oppenheimer Funds, Inc. Seeks capital appreciation by investing in securities of well-known established companies.

Oppenheimer Global Securities Fund/VA

Oppenheimer Funds, Inc.

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Growth & Income Fund/VA	Oppenheimer Funds, Inc. Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Strategic Bond Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income principally derived from interest or debt securities.

Fidelity – VIP Balanced Portfolio – Service Class 2	Fidelity Management & Research Company Seeks income and capital growth consistent with reasonable risk.

Fidelity – VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company Seeks long-term capital appreciation.

Fidelity – VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company Seeks reasonable income.

Fidelity – VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company Seeks to achieve capital appreciation.

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Fidelity—VIP Growth & Income Portfolio—Service Class 2	Fidelity Management & Research Company Seeks high total return through a combination of current income and capital appreciation.
Fidelity—VIP High Income Portfolio—Service Class 2	Fidelity Management & Research Company Seeks a high level of current income, while also considering growth of capital.
Fidelity—VIP Investment Grade Bond Portfolio—Service Class 2	Fidelity Management & Research Company Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity—VIP Mid Cap Portfolio—Service Class 2	Fidelity Management & Research Company Seeks long-term growth of capital.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Variable Account securities from other portfolios. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy to compensate for:(1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.

Services and benefits we provide:	• the death benefit, cash and loan benefits under the Policy • investment options, including premium allocations • administration of elective options and the distribution of reports to owners

Costs and expenses we incur:

•     costs associated with processing and underwriting applications, issuing and administering the Policy

•     overhead and other expenses for providing services and benefits

•     sales and marketing expenses

•     other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying Federal, state and local premium and other taxes and fees

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Risks we assume:	•	that the cost of insurance charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate
	•	that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the fixed account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

Monthly Deduction

We deduct a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the fixed account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the fixed account is insufficient to pay that subaccount or fixed account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus
2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit (i.e., the anticipated cost of paying the amount of the death benefit that exceeds your Cash Surrender Value upon the insured’s death). The charge depends on a number of variables (age, gender, risk class) that would cause it to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by
•	the net amount at risk for your Policy on the Monthly Date.

The net amount at risk is equal to:

•	the death benefit at the beginning of the month; divided by
•	a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus
•	the Cash Value at the beginning of the month.

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We base the cost of insurance rates on the insured’s age, gender, and risk class. The actual monthly cost of insurance rates are based on our expectations as to future mortality experience. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the rates in the C.S.O. tables. When required, we use a unisex table.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)	a monthly asset based charge equal to an annual rate of 0.55% of the assets in the variable account. We deduct this charge from the assets in the variable account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from each subaccount to compensate us for certain mortality and expense risks we assume. The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. The daily charge is equal to:

•	the assets in each subaccount, multiplied by

•	the daily pro rata portion of the annual charge rate of 0.75%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits for any lawful purpose including covering distribution costs.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.
•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.
•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not

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count as transfers for the purpose of assessing this charge.

Portfolio Expenses

The value of the net assets of each subaccount reflects the investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. See the portfolios’ prospectuses for further information on these fees and expenses.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;
•	to receive amounts payable before the death of the insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);
•	to change the owner of this Policy; and
•	to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or
•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

We determine the basic death benefit for a Policy based on the age of the insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed insured(s) such as gender and risk class.

Generally, the Policy is available for insureds between issue ages 30-80 for standard risk classes, and between issue ages 30-70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free “Section 1035” Exchanges

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You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Once we determine that the insured meets our underwriting requirements, insurance coverage begins, we issue the Policy, and we begin to deduct monthly charges from your premium. This date is the Policy Date. On the Policy Date, we will allocate your premium (less charges) to the fixed account. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you, and if the initial premium is paid.

Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the variable account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

•	You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory).

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive the request for the change.

•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date on the Valuation Date we receive them. We credit these net premiums to the subaccounts (as appropriate) at the unit value next determined after we receive your payment. (Please refer to the Glossary for an explanation of the Reallocation Date.)

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Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

We have the right to limit or refund any premium, if the premium would disqualify the Policy as a life insurance contract under the Internal Revenue Code. Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches age 100), or the date when either (1) the insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue. Listed below are the two types of underwriting you may qualify for.

Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

•	You may make an unlimited number of transfers in a Policy Year.
•	You may request transfers in writing (in a form we accept), or by telephone.
•	For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than $1,000, we will transfer the entire amount in the fixed account. We only allow one transfer out of the fixed account every 12 months.
•	If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the Fixed Account will be limited such that the balance remaining in the Fixed Account is sufficient to meet a minimum amount. The minimum amount is two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.
•	We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.
•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.
•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-732-7754.

Please note the following regarding telephone transfers:

•	We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.
•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

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•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

Dollar Cost Averaging

When purchasing a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the Fixed Account when there’s an outstanding Variable Interest Policy Loan.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar cost Averaging will Terminate if:

•     we receive your request to cancel your participation;

•     the value in the DCA Fixed Account is depleted;

•     you elect to participate in the asset rebalancing program; or

•     you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

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To participate in the asset rebalancing program:	• you must complete an asset rebalancing request form and submit it to us before the maturity date • you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange (“NYSE”) is closed, rebalancing will occur on the next day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:

•      you elect to participate in the DCA Fixed Account;

•      we receive your request to discontinue participation;

•      you make a transfer to or from any subaccount other than under a scheduled rebalancing; or

•      you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value

•      serves as the starting point for calculating values under a Policy;

•      equals the sum of all values in the fixed account and in each subaccount of the variable account;

•      is determined on the Policy Date and on each Valuation Date; and

•      has no guaranteed minimum amount and may be more or less than premiums paid (except for amounts allocated to the fixed account).

Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the variable account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request.

Cash Surrender Value on any Valuation Date equals:	• the Cash Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Policy loans; minus • any interest you owe on the Policy loans.

Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

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The number of units in any subaccount on any Valuation Date equals:

•     the initial units purchased at the unit value on the Policy Date; plus

•     units purchased with additional net premiums; plus

•     units purchased via transfers from another subaccount or the fixed account; plus

•     units purchased via growth accelerator, if any; minus

•     units redeemed to pay for monthly deductions; minus

•     units redeemed to pay for partial surrenders; minus

•     units redeemed as part of a transfer to another subaccount or the fixed account.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount by the unit value for that subaccount at the end of the Valuation Period.

Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any subaccount at the end of a Valuation Period is calculated as:

•     the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

•     a deduction for the mortality and expense risk charge; minus

•     the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by

•     the number of outstanding units in the subaccount.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

The fixed account value at the end of any Valuation Period is equal to:

•     the net premium(s) allocated to the fixed account; plus

•     any amounts transferred to the fixed account; plus

•     interest credited to the fixed account; plus

•     amount credited via growth accelerator, if any; minus

•     amounts charged to pay for monthly deductions; minus

•     amounts withdrawn from the fixed account; minus

•     amounts transferred from the fixed account to a subaccount.

Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

•	Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy Loan when the Insured dies.

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•	Guaranteed Minimum Death Benefit: Until the insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy Loan, the Guaranteed Minimum Death Benefit will terminate. If you have an outstanding Policy Loan when the Insured Dies, the Death Benefit Proceeds will be based on the Basic Death Benefit. However, if you repay the Policy Loan before the Insured Dies, we will reinstate the Guaranteed Minimum Death Benefit.

As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured’s death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary or a contingent beneficiary. If the beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

Death Benefit Proceeds equal:

•       the death benefit (described above); minus

•       any past due monthly deductions; minus

•       any outstanding Policy loan on the date of death; minus

•       any interest you owe on the Policy loan(s), minus

•       any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the insured’s death to the date we make payment.

We may further adjust the amount of the death benefit proceeds under certain circumstances. See Our Right to Contest the Policy; and Misstatement of Age or Sex.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death benefit on the Policy Date.

Accelerated Death Benefit Rider

You may apply for the simplified issue Accelerated Death Benefit Rider for long-term care under the Policy. The Accelerated Death Benefit is a portion of the Death Benefit under the Policy that may be payable monthly as reimbursement of actual charges incurred. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

The Death Benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining Death Benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire Death Benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no Death Benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney on specific points of interest to you.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request.

Terminal Illness Accelerated Death Benefit Rider

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You may apply for the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the Death Benefit elected by the Owner, up to a maximum of 100% of the Death Benefit, less any indebtedness under the contract. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can only be elected once. The rider will terminate when the benefit is paid.

There is no charge for the Terminal Illness Accelerated Death Benefit Rider. However, this rider may be considered taxable income to you. Please consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may make a written request to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your request.

Full Surrender Conditions:

•       The insured must be alive and the Policy must be in

force when you make your written request. A surrender is

effective as of the date when we receive your written

request. We may require that you return the Policy.

• You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender. See Charges and Deductions—Surrender Charge.
• Once you surrender your Policy, all coverage and other benefits under it cease.
• We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.
•	You must request at least $500.
•	You may withdraw up to the Policy’s gain (Cash Value minus premiums) free of charge after the first Policy year.
•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.
•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.
•	We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender. See Charges and Deductions—Partial Surrenders.
•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

→	If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value – and your partial surrender causes your Fixed Account (excluding any DCA amounts) to fall below two times the excess of your Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy Loan by automatically transferring the required amount from your Cash Value held in the Variable Account to the Fixed Account or you cannot make the partial surrender.
→	If you have an outstanding Fixed Account Policy Loan your Policy Loan has already been secured by your Cash Value held in the Loan Reserve in the Fixed Account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.
→	We will process the partial surrender at the unit values next determined after we receive your request.

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→	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Canceling a Policy

You may cancel a Policy during the free-look period by returning it to Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold it. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either (a) an amount equal to the Cash Value plus any charges we deducted, or (b) where required by state law, we will refund all premiums paid for the Policy.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only security for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy Loan, you must complete our Policy Loan Request from and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy Loan affects the Policy because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy Loan plus interest you owe on the Policy Loans. Repaying the Policy Loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy Loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy Loans, are not achieved. If the Policy is a “modified endowment contract” (see Federal Tax Considerations,” page 23), the Policy Loan will be treated as a partial surrender for Federal income tax purposes. A Policy Loan may also have possible adverse tax consequences that could occur if a Policy lapses with Policy Loans outstanding.

Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the variable account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different than the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make.

You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or variable account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period. (See “Policy Lapse and Reinstatement”.)

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead the death benefit

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under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan increase or repayment. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy Loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy Loan request, less any Outstanding Loan amount. The Outstanding Loan amount is the total Policy Loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy Loan request is $500. Our Policy Loan review procedure generally results in making a Policy Loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy Loan for not more than six (6) months after the Policy Loan request is made.

The Loan Date is the date that we process your Policy Loan request. The Policy Loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only Collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the Collateral for the repayment of the Policy Loan. For a Policy Loan of up to 50% of the Cash Value of the Policy, you may choose to have the Collateral in the Fixed Account, the Variable Account or both the Fixed and Variable Accounts. For a Policy Loan greater than 50% of the Cash Surrender Value of the Policy, an amount of Collateral must remain in the Fixed Account equal to two times the portion of the Policy Loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the Fixed Account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the Fixed Account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

→	A new Policy Loan or an addition to an existing Policy Loan is taken;
→	A partial withdrawal is processed;
→	A benefit is paid under the Acceleration of Death Benefit Rider; or
→	A transfer is made from the Fixed Account to the Variable Account.

We will not automatically transfer amounts from the Fixed Account to the Variable Account. You may request a transfer from the Fixed Account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy Loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the Fixed Account being less than the required amount.

Interest Rate:

We will charge interest on the Policy Loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the Fixed Account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average –Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate

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Bond Yield Average –Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy Loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy Loan(s). Interest on your Policy Loan is payable in arrears. Interest is due at the end of each calendar quarter. Any interest not paid when due will be added to the Policy Loan at the end of each calendar quarter.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Variable Interest Policy Loan provision may not be available in all states.

Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

Reinstatement

You may not reinstate your Policy if it lapses unless we issued your Policy in a state which requires that the Policy include a reinstatement provision. If your Policy was issued in a state which requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

•	submit a written application for reinstatement;
•	provide evidence of insurability satisfactory to us; and
•	make a premium payment that is large enough to cover the sum of:
→	the monthly deductions not previously paid during the grace period, plus
→	$10,000.

We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and
(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

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The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy. A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The guidance as to how these requirements are to be generally applied is limited and the manner in which such requirements should be applied to certain features of the Policy is not directly addressed by the available legal authorities. Nevertheless, we believe that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of such requirements to the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the variable account assets supporting the Policy.

In addition, the Code requires that the investments of the variable account be “adequately diversified” in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the variable account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy generally should be excludible from the beneficiary’s gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts. Under the Code, certain life insurance contracts are classified as “Modified Endowment Contracts” (“MECs”) and receive less favorable tax treatment than other life insurance contracts. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance contracts are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would not be classified as a MEC.

Distributions other than Death Benefits from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

•	All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner’s investment in the Policy only after all gain has been distributed.
•	Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.
•	A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.
•	If a Policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it

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becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions other than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, if the difference between the interest rate credited on an amount in the loan account and the interest rate changed on the Policy loan is negligible, the tax consequences are uncertain. In these circumstances, you should consult a tax adviser as to such consequences. In addition, if a Policy that is not a MEC lapses when a Policy loan is outstanding, the loan balance will be treated as a distribution and taxed accordingly.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

Investment in the Policy. Your investment in the Policy is generally your aggregate premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Continuing the Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the 100th birthday of the insured are uncertain. You should consult a tax advisor as to these consequences.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Possible Tax Law Changes. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Policy.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must receive it at least 90 days, but no more than 180 days, prior to the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured’s age 100 are unclear: consult a tax advisor.

Payments We Make

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We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or
•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or
•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

Policy Termination

Your Policy will terminate on the earliest of:

→ the maturity date (insured’s age 100)	→ the end of the grace period without a sufficient payment

→ the date the insured dies	→ the date you surrender the Policy

Additional Information

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (AFSG), the principal underwriter of the Policy. AFSG is located at 4425 North River Blvd. NE, Cedar Rapids, Iowa 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that there are no pending or threatened lawsuits that will adversely impact us or the variable account.

Financial Statements

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The financial statements of Transamerica and the Variable Account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary

The Policy – General Provisions

Ownership Rights

Our Right to Contest the Policy

Suicide Exclusion

Misstatement of Age or Gender

Modifying the Policy

Mixed and Shared Funding

Addition, Deletion, or Substitution of Investments

Additional Information

Settlement Options

Additional Information about Transamerica and the Variable Account

Legal Matters

Variations in Policy Provisions

Personalized Illustrations of Policy Benefits

Sales of the Policies

Report to Owners

Records

Experts

Financial Statements

Underwriters

IMSA

Performance Data

Legacy Builder Variable Life Separate Account

Transamerica Life Insurance Company

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Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly administration charge.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-732-7754.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Subaccount

A subdivision of the Legacy Builder Variable Life Separate Account. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

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Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of business of the New York Stock Exchange on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Legacy Builder Variable Life Separate Account. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

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Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge, with certain personalized hypothetical illustrations upon request. These will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Policy Value. You may request illustrations that reflect the expenses of the Portfolios in which you intend to invest.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, Iowa 52406-3183

1-800-732-7754

Facsimile: 1-319-___________

(Monday – Friday from _______ a.m.—________ p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant’s file numbers are listed below.

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PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR NEW INVESTORS AS OF MAY 1, 2003

PROSPECTUS

May 1, 2003

Transamerica Life Insurance Company is offering Legacy Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

•	the Legacy Builder Variable Life Separate Account (the “variable account”), which invests in the portfolios listed on this page; or

•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the Policies and the portfolios:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goals
•	are subject to risks, including loss of the amount invested.

The Policy generally will be a “modified endowment contract” for Federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. Prior to your age 59½, all these distributions generally are subject to a 10% penalty tax.

Legacy Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Legacy Builder Variable Life Separate

Account

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 732-7754

The available portfolios are:

☐	AEGON/Transamerica Series Fund, Inc. – Service Class

Asset Allocation – Conservative Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Asset Allocation – Growth Portfolio

Transamerica Money Market

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

i

Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•	The Legacy Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).
•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.
•	Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.
•	Variable Account. You may allocate the money in your Policy to any of the subaccounts of the variable account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Flexible Premiums

•	You can select a premium payment plan but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.
•	If you have no outstanding loans then we guarantee that your Policy will never lapse.
•	Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).
•	Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually.
•	Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary prior to the insured’s age 75 (both adjusted for partial surrenders). At the insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders.
•	We deduct any unpaid loans from the proceeds payable on the insured’s death.
•	The owner may apply for the Accelerated Death Benefit Rider for long-term care under the Policy. The Accelerated Death Benefit Rider is a portion of the Death Benefit under the Policy that may be payable monthly to Insured as reimbursement of actual charges incurred for long-term care.
•	You may also apply for the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. However, this rider may be considered taxable income to you. Please consult your personal tax advisor or attorney.

No Lapse Guarantee

•	If you have no outstanding loans then we guarantee that your Policy will never lapse. If you have an outstanding loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. If that occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit. We do not guarantee a minimum Cash Value. Cash Value can go down – all the way to zero.
•	Your Policy may lapse if you do not have sufficient Cash Surrender Value to pay the monthly deductions when a Policy loan is outstanding.

•	Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:
→	Cash Value is greater than 200% of the total premiums paid; and
→	Cash Value exceeds $50,000.

Transfers

•	Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts and the fixed account. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the Fixed Account, and the Fixed Account and the Variable Account may be restricted.
•	Transfers from the Fixed Account each Policy year may not exceed the greater of:
→	25% of the amount in the Fixed Account; or
→	$1,000.
•	We may charge $10 for the 13th and each additional transfer during a Policy year.
•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.
•	Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.
•	You may take a Fixed Account Policy Loan (secured by the Cash Value held in the Loan Reserve of the Fixed Account), or a Variable Interest Policy Loan (secured by the Cash Value in the Fixed Account, the Variable Account or both ) as set forth by the provisions of your Policy.
•	Federal income taxes and a penalty tax may apply to loans you take against the Policy.
•	The “no-lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:
→	you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.
•	During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.
•	A partial surrender automatically causes a pro-rata reduction in the death benefit.
•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.
•	Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount including any accrued interest).
•	Federal income taxes and a penalty tax may apply to partial surrenders and full surrenders.

Policy Risks

Investment Risks

If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. You could lose everything you invest. If you select the fixed account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, if you do not make a sufficient payment before the grace period ends, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

Tax Risks

We anticipate that the Policy should be deemed a life insurance contract under federal tax law. However, there is some uncertainty in this regard. The Policy generally will be treated as a modified endowment contract (“MEC”) under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy that was not a MEC). If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59½. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loan, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no-lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance an possibly adverse tax consequences. A loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Premium Charge: Premium Expense Charge	Upon payment of each premium

Premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment.

An additional premium equal to 3% of premium paid is charged if you purchase the Accelerated Death Benefit Rider.

Premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment.

An additional premium equal to 3% of premium paid is charged if you purchase the Accelerated Death Benefit Rider.

Partial Surrender Charge	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain

First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid; Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.

First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid; Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.

Surrender Charge	Upon full surrender of the Policy during the first 6 years after each premium payment	Upon full surrender of the Policy during the first 6 years after each premium payment	Upon full surrender of the Policy during the first 6 years after each premium payment

Transfer Charge	Upon transfer	$10	First 12 transfer in a Policy year are free; $10 for each subsequent transfer

The table below describes the fees and expenses that you will pay periodically during the time that he or she owns the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Charge Current
Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date

$2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

Monthly asset based charge equal to an annual rate of 0.55% of assets in the variable account during the first 10 Policy years.

$2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

Monthly asset based charge equal to an annual rate of 0.55% of assets in the variable account during the first 10 Policy years.

Cost of Insurance[1]	Monthly on the Policy Date and on each Monthly Date

• Minimum Charge[2]		$0.10 per $1,000 of net amount at risk (female, attained age 30, preferred non-tobacco class)	$0.08 per $1,000 of net amount at risk (female, attained age 30, preferred non-tobacco class)

• Maximum Charge[3]		$83.33 per $1,000 of net amount at risk (male, attained age 99, approved Rate II tobacco class)	$83.33 per $1,000 of net amount at risk (male, attained age 99, approved Rate II tobacco class)

• Charge for a (male insured,issue age 70, ApprovedPreferred non- tobaccoclass, Policy Year3)		$3.75 per $1,000 of net amount at risk per month	$2.10 per $1,000 of net amount at risk per month
Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested
Optional Rider Charges[4]
Accelerated Death Benefit Rider	No charge	None	None
Terminal Illness Accelerated Death Benefit Rider	No charge	None	None

[1]	Cost of insurance rates vary based on the insured’s age, gender and risk class. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.
[2]	This minimum charge is based on an insured’s age, gender and risk class.
[3]	Maximum charge does not reflect any additional rating. This maximum charge is based on an insured’s age, gender and risk class.
[4]	Cost of insurance rates for the riders may vary based on the insured’s age, gender or risk class, the Policy year and/or the net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these rider charges by contacting your agent.

Range of Expenses for the Portfolios1

The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)%	%

Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses) [2]

%	%

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Variable Account

Transamerica established the variable account as a separate investment account under Iowa law on November 20, 1998. Transamerica owns the assets in the variable account and may use assets in the variable account to support other variable life insurance policies we issue. The variable account is registered with the Securities and Exchange Commission (“SEC”) as an unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the Federal securities laws.

The variable account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The variable account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies. If the variable account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Variable Account. The variable account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;
2.	Combine separate accounts, including the variable account;
3.	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;
4.	Make new portfolios available under the variable account or remove existing portfolios;
5.	Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the variable account’s purposes;
6.	Deregister the variable account under the Investment Company Act of 1940 if such registration is no longer required;
7.	Operate the variable account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law; and
8.	Make any changes required by the Investment Company Act of 1940 or any other law.

[1]	The portfolio expenses used to prepare this table were provided to Transamerica by the fund. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.
[2]	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The Fixed Account

The basic fixed account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the fixed account’s assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. You bear the risk that we will credit only 3% interest.

The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the premium.

There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The variable account invests in shares of certain portfolios of the Fund. The Fund is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the SEC.

Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally have no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the fund’s prospectuses carefully.

Portfolio	Sub-Adviser or Manager and Investment Objective
Asset Allocation—Conservative Portfolio*	AEGON/Transamerica Fund Advisers, Inc. Seeks current income and preservation of capital.
Asset Allocation—Moderate Portfolio*	AEGON/Transamerica Fund Advisers, Inc. Seeks capital appreciation.
Asset Allocation—Moderate Growth Portfolio*	AEGON/Transamerica Fund Advisers, Inc. Seeks capital appreciation.
Asset Allocation—Growth Portfolio*	AEGON/Transamerica Fund Advisers, Inc. Seeks capital appreciation and current income.

Transamerica Money Market	Transamerica Investment Management, LLC Seeks to provide maximum current income consistent with preservation of principal and maintenance of liquidity.

*	Each asset allocation portfolio invests in a combination of underlying Fund portfolios.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Variable Account securities from other portfolios. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy to compensate for:(1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.

Services and benefits we provide:	• the death benefit, cash and loan benefits under the Policy • investment options, including premium allocations • administration of elective options and the distribution of reports to owners
Costs and expenses we incur:

•      costs associated with processing and underwriting applications, issuing and administering the Policy

•      overhead and other expenses for providing services and benefits

•      sales and marketing expenses

•      other costs of doing business, such as collecting premiums,

 maintaining records, processing claims, effecting transactions, and paying Federal, state and local premium and other taxes and fees

Risks we assume:

•      that the cost of insurance charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate

•      that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the fixed account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

Monthly Deduction

We deduct a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the fixed account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the fixed account is insufficient to pay that subaccount or fixed account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus
2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit (i.e., the anticipated cost of paying the amount of the death benefit that exceeds your Cash Surrender Value upon the insured’s death). The charge depends on a number of variables (age, gender, risk class) that would cause it to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by
•	the net amount at risk for your Policy on the Monthly Date.

The net amount at risk is equal to:

•	the death benefit at the beginning of the month; divided by
•	a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus
•	the Cash Value at the beginning of the month.

We base the cost of insurance rates on the insured’s age, gender, and risk class. The actual monthly cost of insurance rates are based on our expectations as to future mortality experience. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the rates in the C.S.O. tables. When required, we use a unisex table.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)	a monthly asset based charge equal to an annual rate of 0.55% of the assets in the variable account. We deduct this charge from the assets in the variable account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from each subaccount to compensate us for certain mortality and expense risks we assume. The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. The daily charge is equal to:

•	the assets in each subaccount, multiplied by

•	the daily pro rata portion of the annual charge rate of 0.75%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits for any lawful purpose including covering distribution costs.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.
•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.
•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not count as transfers for the purpose of assessing this charge.

Portfolio Expenses

The value of the net assets of each subaccount reflects the investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. See the portfolios’ prospectuses for further information on these fees and expenses.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;
•	to receive amounts payable before the death of the insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment

•	under the Policy are subject to the terms of that assignment);
•	to change the owner of this Policy; and
•	to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or
•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

We determine the basic death benefit for a Policy based on the age of the insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed insured(s) such as gender and risk class.

Generally, the Policy is available for insureds between issue ages 30-80 for standard risk classes, and between issue ages 30-70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Once we determine that the insured meets our underwriting requirements, insurance coverage begins, we issue the Policy, and we begin to deduct monthly charges from your premium. This date is the Policy Date. On the Policy Date, we will allocate your premium (less charges) to the fixed account. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you, and if the initial premium is paid.

Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the variable account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

•	You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory).

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive the request for the change.

•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date on the Valuation Date we receive them. We credit these net premiums to the subaccounts (as appropriate) at the unit value next determined after we receive your payment. (Please refer to the Glossary for an explanation of the Reallocation Date.)

Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

We have the right to limit or refund any premium, if the premium would disqualify the Policy as a life insurance contract under the Internal Revenue Code. Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches age 100), or the date when either (1) the insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue. Listed below are the two types of underwriting you may qualify for.

Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

•	You may make an unlimited number of transfers in a Policy Year.
•	You may request transfers in writing (in a form we accept), or by telephone.
•	For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than $1,000, we will transfer the entire amount in the fixed account. We only allow one transfer out of the fixed account every 12 months.
•	If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the Fixed Account will be limited such that the balance remaining in the Fixed Account is sufficient to meet a minimum amount. The minimum amount is two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.
•	We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.
•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.
•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-732-7754.

Please note the following regarding telephone transfers:

•	We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.
•	We will employ reasonable procedures to confirm that telephone instructions are genuine.
•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions,

providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

Dollar Cost Averaging

When purchasing a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the Fixed Account when there’s an outstanding Variable Interest Policy Loan.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar cost Averaging will Terminate if:

•      we receive your request to cancel your participation;

•      the value in the DCA Fixed Account is depleted;

•      you elect to participate in the asset rebalancing program; or

•      you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

To participate in the asset rebalancing program:	• you must complete an asset rebalancing request form and submit it to us before the maturity date • you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange (“NYSE”) is closed, rebalancing will occur on the next day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:

•      you elect to participate in the DCA Fixed Account;

•      we receive your request to discontinue participation;

•      you make a transfer to or from any subaccount other than under a scheduled rebalancing; or

•      you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value

•      serves as the starting point for calculating values under a Policy;

•      equals the sum of all values in the fixed account and in each subaccount of the variable account;

•      is determined on the Policy Date and on each Valuation Date; and

•      has no guaranteed minimum amount and may be more or less than premiums paid (except for amounts allocated to the fixed account).

Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the variable account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request.

Cash Surrender Value on any Valuation Date equals:	• the Cash Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Policy loans; minus • any interest you owe on the Policy loans.

Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on any Valuation Date equals:

•       the initial units purchased at the unit value on the Policy Date; plus

•       units purchased with additional net premiums; plus

•       units purchased via transfers from another subaccount or the fixed account; plus

•       units purchased via growth accelerator, if any; minus

•       units redeemed to pay for monthly deductions; minus

•       units redeemed to pay for partial surrenders; minus

•       units redeemed as part of a transfer to another subaccount or the fixed account.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount by the unit value for that subaccount at the end of the Valuation Period.

Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any subaccount at the end of a Valuation Period is calculated as:

•       the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

•       a deduction for the mortality and expense risk charge; minus

•       the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and

        the result divided by

•       the number of outstanding units in the subaccount.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

The fixed account value at the end of any Valuation Period is equal to:

•       the net premium(s) allocated to the fixed account; plus

•       any amounts transferred to the fixed account; plus

•       interest credited to the fixed account; plus

•       amount credited via growth accelerator, if any; minus

•       amounts charged to pay for monthly deductions; minus

•       amounts withdrawn from the fixed account; minus

•       amounts transferred from the fixed account to a subaccount.

Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

•	Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy Loan when the Insured dies.

•	Guaranteed Minimum Death Benefit: Until the insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy Loan, the Guaranteed Minimum Death Benefit will terminate. If you have an outstanding Policy Loan when the Insured Dies, the Death Benefit Proceeds will be based on the Basic Death Benefit. However, if you repay the Policy Loan before the Insured Dies, we will reinstate the Guaranteed Minimum Death Benefit.

As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured’s death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary or a contingent beneficiary. If the beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

Death Benefit Proceeds equal:

•      the death benefit (described above); minus

•      any past due monthly deductions; minus

•      any outstanding Policy loan on the date of death; minus

•      any interest you owe on the Policy loan(s), minus

•      any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the insured’s death to the date we make payment.

We may further adjust the amount of the death benefit proceeds under certain circumstances. See Our Right to Contest the Policy; and Misstatement of Age or Sex.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death benefit on the Policy Date.

Accelerated Death Benefit Rider

You may apply for the simplified issue Accelerated Death Benefit Rider for long-term care under the Policy. The Accelerated Death Benefit is a portion of the Death Benefit under the Policy that may be payable monthly as reimbursement of actual charges incurred. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

The Death Benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining Death Benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire Death Benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no Death Benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney on specific points of interest to you.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request.

Terminal Illness Accelerated Death Benefit Rider

You may apply for the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the Death Benefit elected by the Owner, up to a maximum of 100% of the Death Benefit, less any indebtedness under the contract. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can only be elected once. The rider will terminate when the benefit is paid.

There is no charge for the Terminal Illness Accelerated Death Benefit Rider. However, this rider may be considered taxable income to you. Please consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may make a written request to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your request.

Full Surrender Conditions:

•    The insured must be alive and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request. We may require that you return the Policy.

• You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender. See Charges and Deductions—Surrender Charge.
• Once you surrender your Policy, all coverage and other benefits under it cease.
• We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.
•	You must request at least $500.
•	You may withdraw up to the Policy’s gain (Cash Value minus premiums) free of charge after the first Policy year.
•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.
•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.
•	We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender. See Charges and Deductions—Partial Surrenders.
•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

→	If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value – and your partial surrender causes your Fixed Account (excluding any DCA amounts) to fall below two times the excess of your

Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy Loan by automatically transferring the required amount from your Cash Value held in the Variable Account to the Fixed Account or you cannot make the partial surrender.

→	If you have an outstanding Fixed Account Policy Loan your Policy Loan has already been secured by your Cash Value held in the Loan Reserve in the Fixed Account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.
→	We will process the partial surrender at the unit values next determined after we receive your request.
→	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Canceling a Policy

You may cancel a Policy during the free-look period by returning it to Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold it. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either (a) an amount equal to the Cash Value plus any charges we deducted, or (b) where required by state law, we will refund all premiums paid for the Policy.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only security for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy Loan, you must complete our Policy Loan Request from and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy Loan affects the Policy because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy Loan plus interest you owe on the Policy Loans. Repaying the Policy Loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy Loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy Loans, are not achieved. If the Policy is a “modified endowment contract” (see Federal Tax Considerations,” page 23), the Policy Loan will be treated as a partial surrender for Federal income tax purposes. A Policy Loan may also have possible adverse tax consequences that could occur if a Policy lapses with Policy Loans outstanding.

Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the variable account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different than the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make.

You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or variable account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period. (See “Policy Lapse and Reinstatement”.)

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan increase or repayment. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy Loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy Loan request, less any Outstanding Loan amount. The Outstanding Loan amount is the total Policy Loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy Loan request is $500. Our Policy Loan review procedure generally results in making a Policy Loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy Loan for not more than six (6) months after the Policy Loan request is made.

The Loan Date is the date that we process your Policy Loan request. The Policy Loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only Collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the Collateral for the repayment of the Policy Loan. For a Policy Loan of up to 50% of the Cash Value of the Policy, you may choose to have the Collateral in the Fixed Account, the Variable Account or both the Fixed and Variable Accounts. For a Policy Loan greater than 50% of the Cash Surrender Value of the Policy, an amount of Collateral must remain in the Fixed Account equal to two times the portion of the Policy Loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the Fixed Account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the Fixed Account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

→	A new Policy Loan or an addition to an existing Policy Loan is taken;
→	A partial withdrawal is processed;
→	A benefit is paid under the Acceleration of Death Benefit Rider; or
→	A transfer is made from the Fixed Account to the Variable Account.

We will not automatically transfer amounts from the Fixed Account to the Variable Account. You may request a transfer from the Fixed Account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy Loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the Fixed Account being less than the required amount.

Interest Rate:

We will charge interest on the Policy Loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the Fixed Account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average—Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate Bond Yield Average—Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy Loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy Loan(s). Interest on your Policy Loan is payable in arrears. Interest is due at the end of each calendar quarter. Any interest not paid when due will be added to the Policy Loan at the end of each calendar quarter.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Variable Interest Policy Loan provision may not be available in all states.

Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

Reinstatement

You may not reinstate your Policy if it lapses unless we issued your Policy in a state which requires that the Policy include a reinstatement provision. If your Policy was issued in a state which requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

•	submit a written application for reinstatement;
•	provide evidence of insurability satisfactory to us; and
•	make a premium payment that is large enough to cover the sum of:
→	the monthly deductions not previously paid during the grace period, plus
→	$10,000.

We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and

(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy. A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The guidance as to how these requirements are to be generally applied is limited and the manner in which such requirements should be applied to certain features of the Policy is not directly addressed by the available legal authorities. Nevertheless, we believe that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of such requirements to the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the variable account assets supporting the Policy.

In addition, the Code requires that the investments of the variable account be “adequately diversified” in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the variable account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy generally should be excludible from the beneficiary’s gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts. Under the Code, certain life insurance contracts are classified as “Modified Endowment Contracts” (“MECs”) and receive less favorable tax treatment than other life insurance contracts. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance contracts are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would not be classified as a MEC.

Distributions other than Death Benefits from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

•	All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner’s investment in the Policy only after all gain has been distributed.
•	Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.
•	A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.
•	If a Policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions other than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, if the difference between the interest rate credited on an amount in the loan account and the interest rate changed on the Policy loan is negligible, the tax consequences are uncertain. In these circumstances, you should consult a tax adviser as to such consequences. In addition, if a Policy that is not a MEC lapses when a Policy loan is outstanding, the loan balance will be treated as a distribution and taxed accordingly.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

Investment in the Policy. Your investment in the Policy is generally your aggregate premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Continuing the Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the 100th birthday of the insured are uncertain. You should consult a tax advisor as to these consequences.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Possible Tax Law Changes. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Policy.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must receive it at least 90 days, but no more than 180 days, prior to the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured’s age 100 are unclear: consult a tax advisor.

Payments We Make

We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or

•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

Policy Termination

Your Policy will terminate on the earliest of:

→ the maturity date (insured’s age 100)	→ the end of the grace period without a sufficient payment
→ the date the insured dies	→ the date you surrender the Policy

Additional Information

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (AFSG), the principal underwriter of the Policy. AFSG is located at 4425 North River Blvd. NE, Cedar Rapids, Iowa 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that there are no pending or threatened lawsuits that will adversely impact us or the variable account.

Financial Statements

The financial statements of Transamerica and the Variable Account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary

The Policy – General Provisions

Ownership Rights

Our Right to Contest the Policy

Suicide Exclusion

Misstatement of Age or Gender

Modifying the Policy

Mixed and Shared Funding

Addition, Deletion, or Substitution of Investments

Additional Information

Settlement Options

Additional Information about Transamerica and the Variable Account

Legal Matters

Variations in Policy Provisions

Personalized Illustrations of Policy Benefits

Sales of the Policies

Report to Owners

Records

Experts

Financial Statements

Underwriters

IMSA

Performance Data

Legacy Builder Variable Life Separate Account

Transamerica Life Insurance Company

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly administration charge.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-732-7754.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Subaccount

A subdivision of the Legacy Builder Variable Life Separate Account. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of business of the New York Stock Exchange on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Legacy Builder Variable Life Separate Account. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge, with certain personalized hypothetical illustrations upon request. These will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Policy Value. You may request illustrations that reflect the expenses of the Portfolios in which you intend to invest.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, Iowa 52406-3183

1-800-732-7754

Facsimile:  1-319-

(Monday—Friday from          a.m.-         p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant’s file numbers are listed below.

SEC File No. 333-86231/811-9115

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

LEGACY BUILDER PLUS

issued through

Legacy Builder Variable Life Separate Account

by

Transamerica Life Insurance Company

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499

1-800-732-7754

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Legacy Builder Plus flexible premium variable life insurance policy offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-732-7754 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Central time), or by writing to the administrative office at, Transamerica Life, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds – Series I Shares, Dreyfus Stock Index Fund – Initial Class, Dreyfus Variable Investment Fund, Dreyfus Investment Fund – Initial Class, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, and Variable Insurance Products Funds (VIP) – Service Class 2

Glossary	1
The Policy—General Provisions	3
Ownership Rights	3
Our Right to Contest the Policy	4
Suicide Exclusion	4
Misstatement of Age or Gender	4
Modifying the Policy	4
Mixed and Shared Funding	4
Addition, Deletion, or Substitution of Investments	5
Additional Information	5
Payment Options	5
Additional Information about Transamerica and the Variable Account	5
Legal Matters	6
Variations in Policy Provisions	6
Personalized Illustrations of Policy Benefits	6
Sale of the Policies	6
Reports to Owners	7
Records	7
Experts	7
Financial Statements	7
Underwriters	7
Underwriting Standards	7
IMSA	8
Performance Data	8
Other Performance Data in Advertising Sales Literature	8
Transamerica’s Published Ratings	9
Index to Financial Statements	9
Legacy Builder Variable Life Separate Account	10
Transamerica Life Insurance Company

i

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly administration charge.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-732-7754.

1

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Subaccount

A subdivision of the Legacy Builder Variable Life Separate Account. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of business of the New York Stock Exchange on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Legacy Builder Variable Life Separate Account. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

2

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The owner may exercise certain rights described below.

Changing the Owner

•	You may change the owner by providing a written request to us at any time while the insured is alive.
•	The change takes effect on the date that the written request is signed.
•	We are not liable for any actions we take before we receive the written request.
•	Changing the owner does not automatically change the beneficiary or the insured.
•	Changing the owner may have tax consequences.

Selecting and Changing the Beneficiary

•	You designate the beneficiary (the person to receive the death benefit when the insured dies) in the application.
•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
•	If both the beneficiary and contingent beneficiary die before the insured, then we will pay the death benefit to the owner or the owner’s estate once the insured dies.
•	You can change the beneficiary by providing us with a written request while the insured is living.
•	The change in beneficiary is effective as of the date you sign the written request.
•	We are not liable for any actions we take before we receive the written request.

Assigning the Policy

•	You may assign Policy rights while the insured is alive.
•	The owner retains any ownership rights that are not assigned.
•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.
•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
•	If you assign your Policy as collateral for a loan, you should consider that loans secured by this Policy are treated as distributions and could be subject to income tax and a 10% penalty if you are under age 59½.
•	We are not:
→	bound by any assignment unless we receive a written notice of the assignment;
→	responsible for the validity of any assignment; or
→	liable for any actions we take before we receive written notice of the assignment.
•	Assigning the Policy may have tax consequences.

3

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for you and/or the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured’s lifetime for two years from the Policy Date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy Date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans, and less any partial surrenders previously paid.

Misstatement of Age or Gender

If the insured’s age or gender was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and gender based on the most recent deduction for cost of insurance. If the insured’s age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the insured’s correct age and gender.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or
•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

In issuing this Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud or non-payment of a Monthly Deduction, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured’s lifetime for two years after:

(a)	the Policy Date;
(b)	the effective date of any increase in the Specified Amount (and then only for the increased amount); or
(c)	the effective date of any reinstatement.

Mixed and Shared Funding

In addition to the variable account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither Transamerica nor the portfolios

4

currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a fund’s Board of Directors (Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, then variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Variable Account securities from other portfolios. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Variable Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other Variable Accounts, or subaccounts.

Additional Information

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available upon request.

Additional Information about Transamerica and the Variable Account

Transamerica Life Insurance Company is a stock life insurance company that is a wholly-owned indirect subsidiary of AEGON USA, Inc. AEGON USA, Inc. is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation that is a publicly traded international insurance group. Transamerica’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1961 under Iowa law and is subject to regulation by the Iowa Commissioner of Insurance.

5

Transamerica is engaged in the business of issuing life insurance policies and annuity contracts, and is licensed to do business in the District of Columbia, Guam and all states except New York. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. Transamerica has filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold. Transamerica intends to reinsure a portion of the risks assumed under the Policies.

Transamerica holds the assets of the variable account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sale of portfolio shares by each of the subaccounts. A blanket bond in the amount of $10 million (subject to a $1 million deductible), covering directors, officers and all employees of AEGON USA, Inc. and its affiliates has been issued to Transamerica and its affiliates. A Stockbrokers Blanket Bond, issued to AEGON USA providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million (subject to a $50,000 deductible).

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. Thomas E. Pierpan, Esq., Vice President, Assistant Secretary and Division General Counsel of Transamerica, has passed upon all matters of Iowa law pertaining to the Policy.

Variations in Policy Provisions

Certain provisions of the Policy may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific differences as any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations also will reflect the average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Cash Value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (“AFSG”), the principal underwriter of the Policy. Both AFSG and Transamerica are indirect subsidiaries of AEGON U.S. Corporation. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Reports to Owners

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Once each calendar quarter, we plan to mail to Owners at their last known address a report showing the following information as of the end of the report period:

✓ the current Cash Value ✓ the current Cash Surrender Value ✓ the current death benefit ✓ any other information required by law	✓ any activity since the last report (e.g., premiums paid, withdrawals, deductions, loans or loan repayments, and other transactions)

We may amend these reporting procedures at any time, and/or provide less frequent reports.

Records

We will maintain all records relating to the variable account and the fixed account.

Experts

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the subaccounts of the Legacy Builder Variable Life Separate Account as of December 31, 2001, and for the periods then ended as indicated thereon, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing elsewhere herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and the subaccounts of the Legacy Builder Variable Life Separate Account referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Nik Godon, Vice President of Transamerica, as stated in the opinion filed as an exhibit to the Registration Statement.

Financial Statements

Transamerica’s statutory-basis financial statements and schedules appear on the following pages. Transamerica’s statutory-basis financial statements and schedules should be distinguished from the variable account’s financial statements and schedules and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

Underwriters

Underwriting Standards

Simplified Issue Guidelines.

If simplified issue underwriting is used, then in the second and subsequent Policy years, you will have different options depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the simplified issue limit and the amount paid in the first Policy year, but not more than the amount paid in the first Policy year, with no additional underwriting. This option is only available if no partial withdrawals have been taken.
2.	Pay an amount that exceeds the limit in option (1) up to your attained Age times 1,500 subject to simplified issue underwriting. “Attained Age” is defined as the insured’s age on the Policy Date, plus the number of completed Policy years since the Policy Date.
3.	Pay an amount that exceeds the limit in option (2) on a fully underwritten basis.

7

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)
2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

Fully Underwritten Guidelines.

If full underwriting is used, then in the second and subsequent Policy years, you will have different options available to you depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the underwriting premium and the amount paid in the first Policy year. The underwriting premium is the total premium that you designate yourself to be underwritten for. This option is only available if no partial withdrawals have been taken and if the underwriting premium actually exceeds total premium paid in the first Policy year.
2.	Pay an amount that exceeds the limit in option (1) up to the attained Age times 1,500 subject to simplified issue underwriting. Note that this option may not exist if the limit in (1) exceeds the attained Age times 1,500.
3.	Pay an amount that exceeds the greater of the limit in options (1) and (2) on a fully underwritten basis.

With respect to both options 2 and 3, the premium will not be accepted if you do not qualify for the underwriting class under which the Policy was issued.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than the simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)
2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each Subaccount’s performance to the performance of:

•	other variable life issuers in general;
•	variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”); and other

8

•	services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s Personal Finance, and Fortune);
→	Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
•	the Standard & Poor’s Index of 500 Common Stocks, or other widely recognized indices;
→	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
→	certificates of deposit;
→	savings accounts and U.S. Treasuries;
→	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
→	indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica’ Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the Separate Account, the Subaccounts, the funds or their portfolios, or to their performance.

Legacy Builder Variable Life Separate Account:

Report of Independent Auditors, dated January     , 2003

Statements of Assets and Liabilities at December 31, 2002

Statements of Operations for the year ended December 31, 2002

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

Notes to the Financial Statements

Transamerica Life Insurance Company:

Report of Independent Auditors, dated                  , 2003

Statutory-Basis Balance Sheets at December 31, 2002 and 2001

Statutory-Basis Statements of Operations for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2002, 2001 and 2000

Notes to Financial Statements—Statutory-Basis

Statutory-Basis Financial Statement Schedules

9

PART C—OTHER INFORMATION

Item 27. Exhibits

(a)	Resolution of the Board of Directors of Western Reserve establishing the separate account (1)
(b)	Not Applicable
(c)	Distribution of Policies
(i)	Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer (3)
(ii)	Form of Principal Underwriting Agreement (2)
(d)	Specimen Flexible Premium Variable Life Insurance Policy (4)
(e)	Application for Flexible Premium Variable Life Insurance Policy (4)
(f)	(i) Certificate of Incorporation of Transamerica (5)
(iii)	By-Laws of Transamerica (5)
(g)	Not applicable
(h)	Participation Agreements:
(i)	Among MFS Variable Insurance Trust and Transamerica and Massachusetts Financial Services Company (1)
(ii)	Among AIM Variable Insurance Funds, Inc., Transamerica and AFSG Securities Corporation (3)
(iii)	Among Transamerica and Dreyfus Variable Investment Fund (6)
(iv)	Amendment to Participation Agreement Among Transamerica and Dreyfus Variable Investment Fund (1)
(v)	Amendment to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (1)
(vi)	Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (3)
(vii)	Among WRL Series Fund, Inc. and Transamerica and AUSA Life Insurance Company, Inc. and amendments thereto (7)
(viii)	Amendments dated November 27, 1998 to Participation Agreements for: MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; Transamerica and Dreyfus Variable Investment Fund; Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica; AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; and WRL Series Fund, Inc., Transamerica, and AUSA Life Insurance Company, Inc.(8)
(ix)	Amendments dated August 1, 1999 to Participation Agreements for: AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; and WRL Series Fund, Inc., Transamerica and AUSA Life Insurance Company, Inc. (2)
(x)	Among Variable Insurance Products Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation and Transamerica, and Addendums thereto (9)
(xi)	Among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and Transamerica (10)
(xii)	Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and Transamerica (11)
(xiii)	Amendments dated April 2000 to Participation Agreements for: Variable Insurance Products Funds, Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica; and Variable Insurance Products Fund III, Fidelity Distributors, Inc. and Transamerica (11)
(xiv)	Amendment No. 13 dated April 17, 2000 to the Participation Agreement among WRL Series Fund, Inc., Transamerica, AUSA Life Insurance Company, Inc. and Peoples Benefit Life Insurance Company (11)
(i)	Not Applicable
(j)	Not Applicable

(k)	Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered (12)
(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered (12)
(m)	Not Applicable
(n)	Other Opinions:
(i)	Written Consent of Sutherland Asbill & Brennan LLP (12)
(ii)	Written Consent of Ernst & Young LLP (12)
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing issuance, transfer and redemption procedures (2)
(r)	Powers of Attorney

(1)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1998 (File No. 333-68087) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 29, 1999 (File No. 333-86231) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 Registration Statement dated April 30, 1998 (File No. 333-07509) and is incorporated herein by reference.
(4)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated August 31, 1999 (File No. 333-86231) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form N-3 dated February 27, 1998 (File No. 333-36297) and is incorporated herein by reference.
(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated April 30, 1997 (File No. 333-26209) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1998 (File No. 333-26209) and is incorporated herein by reference.
(8)	This exhibit was previously filed on the Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 8, 1999 (File No. 333-68087) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated December 6, 1996 (File No. 333-07509) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1997 (File No. 333-07509) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 28, 2000 (File No. 333-86231) and is incorporated herein by reference.
(12)	To be filed by amendment.

Item 28. Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Patrick S. Baird	(1)	Director, Chief Operating Officer and Senior Vice President
Craig D. Vermie	(1)	Director, Secretary and Vice President
Larry S Norman	(1)	Director and President
Douglas C. Kolsrud	(1)	Director and Senior Vice President
Brenda Clancy	(2)	Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VERENIGING AEGON—Netherlands Membership Association

AEGON N.V. (Netherlands) (32.47%)

AEGON Nederland N.V. (Netherlands) (100%)

AEGON Nevak Holding B.V. (Netherlands) (100%)

AEGON Derivatives N.V. (Netherlands) (100%)

Transamerica Corporation and subsidiaries (DE) (100%)

AEGON DMS Holding B.V. (Netherlands) (100%)

Canadian Premier Holdings Ltd (Canada) (100%)

Canadian Premier Life Insurance Company (Canada) (100%)

Legacy General Insurance Company (Canada) (100%)

Cornerstone International Holdings Ltd (UK) (100%)

Cornerstone International Marketing Ltd (UK) (100%)

Stonebridge International Insurance Ltd (UK) (100%)

Transamerica Direct Marketing Korea Ltd (Korea) (100%)

Transamerica Direct Marketing Japan K.K. (Japan) (100%)

Transamerica Direct Marketing Asia Pacific Pty Ltd (Australia) (100%)

Transamerica Insurance Marketing Asis Pacific Pty Ltd (Australia) (100%)

Transamerica Direct Marketing Australia Pty Ltd (Australia) (100%)

AEGON INTERNATIONAL N.V. (Netherlands) (100%)

The AEGON Trust—voting trust—(Advisory Board:—Donald J. Shepard, Joseph B. M. Streppel,

Dennis Hersch) (DE) (100%)

AEGON U.S. Holding Corporation (DE) (100%)

CORPA Reinsurance Company (NY) (100%)

AEGON Management Company (IN) (100%)

Short Hills Management Company (NJ) (100%)

AEGON U.S. Corporation (IA) (76.05%)

Commonwealth General Corporation and subsidiaries (DE) (100%)

AEGON USA, Inc. (IA) (100%)

RCC North America LLC (DE) (100%)

Transamerica Holding Company, L.L.C. (DE) (100%)

Veterans Life Insurance Company (IL) (100%)

Peoples Benefit Services, Inc. (PA) (100%)

Veterans Life Insurance Agency, Inc. (MD) (100%)

Transamerica Life Insurance Company (IA) (100%)

Professional Life & Annuity Insurance Company (AZ) (100%)

AEGON Financial Services Group, Inc. (MN) (100%)

AEGON Assignment Corporation of Kentucky (KY) (100%)

AEGON Assignment Corporation (IL) (100%)

Transamerica Financial Institutions, Inc. (MN) (100%)

AEGON Funding Corp. (DE) (100%)

AEGON USA Investment Management LLC (IA) (100%)

First AUSA Life Insurance Company—insurance holding co. (MD) (100%)

AUSA Life Insurance Company, Inc.—insurance (NY) (100%)

United Financial Services, Inc. (MD) (100%)

Monumental General Casualty Company (MD) (100%)

Bankers Financial Life Insurance Company (AZ) (100%)

The Whitestone Corporation (MD) (100%)

Cadet Holding Corp. (IA) (100%)

Monumental General Life Insurance Co. of Puerto Rico (PR) (51%)

Iowa Fidelity Life Insurance Company (AZ) (100%)

Southwest Equity Life Insurance Company (AZ) (100%)

Life Investors Insurance Company of America—insurance (IA) (100%)

Life Investors Alliance LLC (DE) (100%)

Western Reserve Life Assurance Co. of Ohio—insurance (OH) (100%)

WRL Insurance Agency, Inc. (CA) (100%)

WRL Insurance Agency of Alabama, Inc. (AL) (100%)

WRL Insurance Agency of Nevada, Inc. (NV) (100%

WRL Insurance Agency of Wyoming, Inc. (WY) (100%)

WRL Insurance Agency of Texas (TX) (100%)

AEGON Equity Group, Inc. (FL) (100%)

AEGON/Transamerica Fund Services, Inc.—transfer agent (FL) (100%)

AEGON/Transamerica Fund Advisers, Inc.—investment adviser (FL) (77%)

World Financial Group Insurance Agency, Inc. (CA) (100%)

World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)

World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)

World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)

World Financial Group Insurance Agency of Puerto Rico, Inc. (PR) (100%)

World Financial Group Insurance Agency of New Mexico (NM) (100%)

World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)

WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)

WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)

WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)

WFG Property & Casualty Insurance Agency of Mississippi, Inc. (MS) (100%)

WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)

WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)

WFG Property & Casualty Insurance Agency of Texas, Inc. (TX) (100%)

AUSA Holding Company—holding company (MD) (100%)

AEGON USA Investment Management, Inc.—investment adviser (IA) (100%)

AEGON USA Securities, Inc.—broker-dealer (IA) (100%)

Transamerica Capital, Inc. (CA) (100%)

Universal Benefits Corporation – third party administrator (IA) (100%)

Investors Warranty of America, Inc.—provider of automobile extended maintenance contracts (IA) (100%)

Massachusetts Fidelity Trust Company—trust company (IA) (100%)

Roundit, Inc. (MD) (50%)

Long, Miller & Associates LLC (CA) (33-1/3%)

Diversified Investment Advisors, Inc.—investment adviser (DE) (100%)

Diversified Investors Securities Corp.—broker-dealer (DE) (100%)

George Beram & Company, Inc. (MA) (100%)

Creditor Resources, Inc.—credit insurance (MI) (100%)

Premier Solutions Group, Inc. (MD) (100%)

CRC Creditor Resources Canadian Dealer Network Inc.—insurance agency (Canada) 100%)

Money Services, Inc.—financial counseling for employees and agents of affiliated companies (DE) (100%)

ORBA Insurance Services, Inc. (CA) (40.15%)

ADB Corporation LLC (DE) (100%)

AEGON USA Travel and Conference Services LLC – travel services (IA) (100%)

Great Companies, L.L.C. (IA) (30%)

Zahorik Company, Inc.—broker-dealer (CA) (100%)

ZCI, Inc. (AL) (100%)

Zahorik Texas, Inc. (TX) (100%)

Monumental General Insurance Group, Inc.—holding company (MD) (100%)

Monumental General Mass Marketing, Inc.—marketing (MD) (100%)

Trip Mate Insurance Agency, Inc. (KS) (100%)

Monumental General Administrators, Inc. (MD) (100%)

National Association Management and Consultant Services, Inc. (MD) (100%)

AEGON Asset Management Services, Inc. (DE) (100%)

World Group Securities, Inc. (DE) (100%)

World Financial Group, Inc. (DE) (100%)

InterSecurities, Inc.—broker-dealer (DE) (100%)

World Financial Group Insurance Agency of Ohio, Inc. (OH) (100%)

AEGON/Transamerica Fund Advisers, Inc. – investment adviser (FL) (23%)

AEGON USA Realty Advisors Inc. – real estate investment services (IA) (100%)

RCC Properties Limited Partnership (IA) (100%)

QSC Holding, Inc. (DE) (100%)

Realty Information Systems, Inc.—information systems for real estate investment management (IA) (100%)

AEGON USA Real Estate Services, Inc. (DE) (100%)

Real Estate Alternatives Portfolio 1 LLC (DE) (100%)

Item 30.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Transamerica pursuant to the foregoing provisions or otherwise, Transamerica has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Transamerica of expenses incurred or paid by a director, officer or controlling person of Transamerica in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Transamerica will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriter

(a)	AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; Separate Account VA-2LNY of Transamerica Life Insurance Company of New York; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.

(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Anne M. Spaes	(1)	Director and Vice President
Lisa A. Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
John K. Carter	(2)	Vice President
William G. Cummings	(2)	Vice President
Thomas R. Moriarty	(2)	Vice President
Christopher G. Roetzer	(2)	Vice President

Michael V. Williams	(2)	Vice President
Frank A. Camp	(1)	Secretary
Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary
Thomas E. Pierpan	(2)	Assistant Vice President and Assistant Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Teresa L. Stolba	(1)	Assistant Compliance Officer
Emily Bates	(3)	Assistant Treasurer
Clifton W. Flenniken	(4)	Assistant Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	400 West Market Street, Louisville, Kentucky 40202
(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Commissions
AFSG Securities Corporation	0	0	$(1)	0
	0	0	$41,169,014(2)	0
	0	0	$24,804,103(3)	0
(1)	fiscal year 2002
(2)	fiscal year 2001
(3)	fiscal year 2000

Item 32.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica, 4333 Edgewood Road, NE., Cedar Rapids, Iowa 52499.

Item 33.    Management Services

                     Not Applicable

Item 34.    Undertakings

Transamerica hereby represents that the fees and charges deducted under the Legacy Builder Plus Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 14th day of February, 2003.

LEGACY BUILDER VARIABLE LIFE SEPARATE ACCOUNT (Registrant)

By:	/s/ LARRY N. NORMAN*
Larry N. Norman, Director and President of Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE COMPANY (Depositor)

By:	/s/ LARRY N. NORMAN*
Larry N. Norman, Director and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ PATRICK S. BAIRD Patrick S. Baird*	Director, Chief Operating Officer and Senior Vice President	February 14, 2003

/s/ CRAIG D. VERMIE Craig D. Vermie*	Director, Secretary and Vice President	February 14, 2003

/s/ BRENDA K. CLANCY Brenda K. Clancy*	Treasurer	February 14, 2003

/s/ LARRY N. NORMAN Larry N. Norman*	Director and President	February 14, 2003

/s/ DOUGLAS C. KOLSRUD Douglas C. Kolsrud*	Director and Senior Vice President	February 14, 2003

*/s/ PRISCILLA I. HECHLER Signed by Priscilla I. Hechler As Attorney in Fact

Exhibit Index

Exhibit No.	Description of Exhibit
27(r)	Powers of Attorney